Inventories (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 USD ($) Servers	Jun. 30, 2026 CNY (¥) Servers	Dec. 31, 2025 USD ($)
Inventories [Abstract]
Inventory write-down | ¥	¥ 40.1
Inventory obsolescence | $		$ 3.0		$ 8.6
Refund contract amount | ¥			¥ 260.3
Number of defective servers previously received | Servers		1,261	1,261
Gain on inventory write down		$ 5.8	¥ 40.1
Number of undelivered servers | Servers		3,184	3,184